Schedule of Company’s net deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal net operating loss	$ 7,840	$ 37,500
Startup/Organization Expenses	807,889	550,983
Deferred Tax Assets, Gross	815,729	588,483
Valuation Allowance	$ (815,729)	$ (588,483)